Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	112 Months Ended	114 Months Ended	115 Months Ended	117 Months Ended	120 Months Ended
	Mar. 23, 2016	Oct. 31, 2015	Apr. 30, 2016	Jan. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2016	Jul. 31, 2016	Jan. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Jan. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Oct. 31, 2017	Jul. 31, 2017	Jan. 31, 2018	Oct. 31, 2017	Apr. 30, 2018	Jan. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2018	Jul. 31, 2018	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Jan. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2020	Jul. 31, 2020	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Jul. 31, 2021	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Jan. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2023	Jul. 31, 2023	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2024	Jan. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Jan. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2025
C000127047
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,486		$ 10,021		$ 10,377		$ 10,414		$ 10,708		$ 11,241		$ 11,689		$ 12,069		$ 12,681		$ 12,323		$ 12,458		$ 11,790		$ 12,125		$ 12,731		$ 12,919		$ 13,118		$ 13,605		$ 12,378		$ 13,818		$ 13,990		$ 15,695		$ 16,628		$ 16,935		$ 17,160		$ 16,465		$ 15,252		$ 15,020		$ 14,149		$ 15,336		$ 15,393		$ 16,110		$ 15,086		$ 16,643		$ 17,191		$ 18,077		$ 18,275		$ 18,731		$ 18,485		$ 19,590	$ 20,646
C000127048
Account Value [Line Items]
Accumulated Value		10,000		9,476		10,011		10,368		10,396		10,700		11,215		11,653		12,025		12,636		12,259		12,385		11,717		12,041		12,634		12,802		12,990		13,466		12,234		13,648		13,810		15,488		16,384		16,680		16,893		16,193		14,992		14,752		13,879		15,045		15,089		15,774		14,764		16,281		16,797		17,658		17,842		18,277		18,024		19,097	20,110
C000169948
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 510,506		$ 529,131		$ 531,996		$ 547,484		$ 574,688		$ 598,006		$ 617,923		$ 649,662		$ 630,860		$ 638,281		$ 604,141		$ 621,288		$ 652,758		$ 662,403		$ 672,554		$ 697,989		$ 634,724		$ 708,878		$ 717,694		$ 805,966		$ 853,685		$ 869,940		$ 882,001		$ 846,412		$ 784,259		$ 772,394		$ 727,756		$ 789,168		$ 792,675		$ 829,503		$ 776,892		$ 858,231		$ 886,498		$ 932,207		$ 943,032		$ 966,854		$ 954,800		$ 1,012,532		$ 1,067,727
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,906		10,283		10,205		10,792		11,405		12,037		12,573		13,757		13,021		13,357		12,508		12,728		13,680		13,751		14,082		14,769		13,002		14,741		14,771		17,283		18,949		19,632		20,277		19,569		17,918		17,574		16,230		18,005		18,287		19,843		17,935		20,651		21,481		23,220		23,816		24,931		24,024		26,906	29,208
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,906		10,283		10,205		10,792		11,405		12,037		12,573		13,757		13,021		13,357		12,508		12,728		13,680		13,751		14,082		14,769		13,002		14,741		14,771		17,283		18,949		19,632		20,277		19,569		17,918		17,574		16,230		18,005		18,287		19,843		17,935		20,651		21,481		23,220		23,816		24,931		24,024		26,906	29,208
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000		513,519		533,078		529,014		559,439		591,241		624,010		651,761		713,175		674,982		692,436		648,387		659,820		709,151		712,848		730,029		765,634		673,995		764,164		765,711		895,935		982,323		1,017,721		1,051,148		1,014,473		928,861		911,023		841,367		933,377		948,012		1,028,638		929,727		1,070,556		1,113,559		1,203,697		1,234,592		1,292,425		1,245,397		1,394,778		1,514,138
Morningstar Global Allocation Index
Account Value [Line Items]
Accumulated Value		10,000		9,476		10,198		10,559		10,428		10,703		11,164		11,636		11,967		12,726		12,277		12,440		11,878		12,211		12,779		12,992		13,273		13,737		12,698		13,944		13,942		15,519		16,359		16,788		16,967		16,377		14,990		14,778		13,574		14,939		15,065		15,785		14,514		16,317		16,525		17,663		17,938		18,339		18,248		19,565	20,746
Morningstar Global Allocation Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,476		$ 10,198		$ 10,559		$ 10,428		$ 10,703		$ 11,164		$ 11,636		$ 11,967		$ 12,726		$ 12,277		$ 12,440		$ 11,878		$ 12,211		$ 12,779		$ 12,992		$ 13,273		$ 13,737		$ 12,698		$ 13,944		$ 13,942		$ 15,519		$ 16,359		$ 16,788		$ 16,967		$ 16,377		$ 14,990		$ 14,778		$ 13,574		$ 14,939		$ 15,065		$ 15,785		$ 14,514		$ 16,317		$ 16,525		$ 17,663		$ 17,938		$ 18,339		$ 18,248		$ 19,565	$ 20,746
Morningstar Global Allocation Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 513,603		$ 531,818		$ 525,192		$ 539,056		$ 562,268		$ 586,061		$ 602,713		$ 640,930		$ 618,298		$ 626,552		$ 598,234		$ 614,984		$ 643,598		$ 654,340		$ 668,505		$ 691,844		$ 639,510		$ 702,260		$ 702,186		$ 781,601		$ 823,929		$ 845,539		$ 854,536		$ 824,809		$ 754,985		$ 744,305		$ 683,641		$ 752,407		$ 758,746		$ 794,988		$ 731,007		$ 821,785		$ 832,245		$ 889,562		$ 903,450		$ 923,616		$ 919,044		$ 985,388		$ 1,044,881